Supplemental Disclosures to the Consolidated Balance Sheets and Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Disclosures to the Consolidated Balance Sheets and Consolidated Statements of Cash Flows [Abstract]
Other Accrued Liabilities
"Other accrued liabilities" reported on the consolidated balance sheets include the following:

	December 31,
	2011	2010
	(in thousands)

Accrued compensation	$19,581	$18,931
Accrued interest	55,170	62,999
Other	1,147	509
	$75,898	$82,439

Supplemental Cash Flow Disclosures
Supplemental disclosures to the consolidated statements of cash flows are presented below:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)

Cash payments for interest, net of amounts capitalized	$247,217	$128,807	$73,861

Cash payments for income taxes	$487	$1,797	$1,282

Noncash investing activities:
In connection with the acquisition of oil and natural gas properties, liabilities were assumed as follow:
Fair value of assets acquired	$1,523,466	$1,375,010	$117,717
Cash paid	(1,500,193)	(1,351,033)	(115,285)
Receivable from seller	3,557	9,976	636
Payables to sellers	(4,847)	-	-
Liabilities assumed	$21,983	$33,953	$3,068